SUPPLEMENT DATED MARCH 19, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

Active Assets California Tax-Free Trust, dated October 31, 2008
Active Assets Government Securities Trust, dated October 31, 2008
Active Assets Institutional Government Securities Trust, dated October 31, 2008
Active Assets Institutional Money Trust, dated October 31, 2008
Active Assets Money Trust, dated October 31, 2008
Active Assets Tax-Free Trust, dated October 31, 2008
(Collectively, the "Funds")

The second paragraph of the section of each Fund's Statement of Additional Information entitled "II. Description of the Funds and Their Investments and Risks — D. Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

The Fund makes available on its public website complete portfolio holdings information as of the end of each month and the 15th day of each month, in each case at least seven calendar days after the period to which the information relates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.